S000047014 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.85%	1.92%	2.89%
BATS: Securitized Total Return Series
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	4.26%	4.71%
BATS: Securitized Total Return Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.78%	2.16%	2.51%
BATS: Securitized Total Return Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	2.33%	2.62%